UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
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(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
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(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2005
                          ------------------

Date of reporting period: March 31, 2005
                          ------------------

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ITEM 1. SCHEDULE OF INVESTMENTS.


                                   SEQUOIA FUND, INC.
                               STATEMENT OF INVESTMENTS
                              March 31, 2005 (UNAUDITED)

COMMON STOCKS (88.54%)


Shares                                                           Value (a)
----------                                                  --------------
              AUTO AND HOME SUPPLY STORES (1.20%)
   896,379    O'Reilly Automotive, Inc. (c) . . . . . . . . . $ 44,397,652

              BANK HOLDING COMPANIES (0.44%)
   367,000    Fifth Third Bancorp . . . . . . . . . . . . . . . 15,773,660
     9,915    Mercantile Bankshares Corporation  . . . . . . . . . 504,277
                                                            --------------
                                                                16,277,937
                                                            --------------
              BUILDING MATERIALS (3.24%)
 2,173,766    Fastenal Company . . . . . . . . . . . . . . . . 120,230,997

              COMPUTER PROGRAMMING SERVICES (1.40%)
 2,202,561    GTECH Holdings Corp.  . . . . . . . . . . . . . . 51,826,260

              CHEMICAL DIAGNOSTIC SUBSTANCES (2.36%)
 1,612,446    Idexx Laboratories Inc. (c) . . . . . . . . . . . 87,330,075

              DIVERSIFIED COMPANIES (35.45%)
    15,095    Berkshire Hathaway Inc. Class A (c)  . . . . . 1,313,265,000
       125    Berkshire Hathaway Inc. Class B (c)  . . . . . . . . 357,000
                                                            --------------
                                                             1,313,622,000
                                                            --------------

              ELECTRONIC COMPUTER MANUFACTURING (1.81%)
 2,521,544    International Game Technology   . . . . . . . . . 67,224,363

              FREIGHT TRANSPORTATION (2.75%)
 1,904,393    Expeditors International, Inc. . . . . . . . . . 101,980,245

              HOME FURNISHINGS (1.60%)
 1,853,950    Ethan Allen Interiors, Inc. (b) . . . . . . . . . 59,326,400

              INSURANCE AGENTS & BROKERS (1.89%)
 1,523,295    Brown & Brown Inc.  . . . . . . . . . . . . . . . 70,208,667

              CASUALTY INSURANCE (13.86%)
 5,599,902    Progressive Corporation .  . . . . . . . . . . . 513,847,008

              MEDICAL & HOSPITAL EQUIPMENT (0.17%)
   126,650    Patterson Companies Inc. (c) . . . . . . . . . . . 6,326,168

              MOTORCYCLES MANUFACTURING (0.49%)
   314,343    Harley Davidson, Inc. . . . . . . . . . . . . . . 18,156,452

              PROCESS CONTROL INSTRUMENTS (0.58%)
   405,118    Danaher Corporation . . . . . . . . . . . . . . . 21,637,352

              RETAILING (13.45%)
    41,976    Costco Wholesale Corporation . . . . . . . . . . . 1,854,500
    97,202    Petsmart, Inc. . . . . . . . . . . . . . . . . . . 2,794,557
 1,228,856    Tiffany & Company . . . . . . . . . . . . . . . . 42,420,109
12,035,500    TJX Companies, Inc.  . . . . . . . . . . . . . . 296,434,365
 1,109,315    Wal-Mart Stores, Inc. . . . . . . . . . . . . . . 55,587,775
 2,235,775    Walgreen Company  . . . . . . . . . . . . . . . . 99,313,126
                                                            --------------
                                                               498,404,432
                                                            --------------

              TEXTILE - CARPETS (7.85%)
 3,453,181    Mohawk Industries Inc. (b)(c)  . . . . . . . . $ 291,103,158

                                                            --------------
              TOTAL COMMON STOCKS . . . . . . . . . . . . . $3,281,899,166
                                                            --------------


PREFERRED STOCKS (1.66%)


Shares                                                           Value (a)
----------                                                  --------------

              AUTOMOTIVE MANUFACTURING (1.66%)
    84,949    Porsche AG Preferred (Germany)   .  . . . . . . . 61,652,586

                                                            --------------
              TOTAL PREFERRED STOCKS  . . . . . . . . . . . . $ 61,652,586
                                                            --------------


U.S. GOVERNMENT OBLIGATIONS (10.35%)



Principal
 Amount
------------
$384,500,000  U.S. Treasury Bills due 04/07/05 - 05/12/05    $ 383,701,172

                                                            --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS  . . . . . . $ 383,701,172
                                                            --------------

              Common Stocks (88.54%)                        $3,281,899,166
              Preferred Stocks (1.66%)                          61,652,586
              U.S. Government Obligations (10.35%)             383,701,172
              Net Liabilities (-0.55%)                        (21,141,178)
                                                            --------------
              Net Assets                                    $3,706,111,746
                                                            --------------

              Number of Shares Outstanding                      24,267,442
              Net Asset Value Per Share                            $152.72


(a) Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

(b) Affiliated Companies: Investment in portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies."

(c) Non-income producing.

ITEM 2. CONTROLS AND PROCEDURES


(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 27, 2005


By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: May 27, 2005